Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2023
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2022	2023
	US$	US$
Assets
Current assets
Cash and cash equivalents	247,497	60,482
Restricted cash and cash equivalents	6,239	3,497
Short-term deposits	362,310	355,399
Short-term investments	36,108	8,471
Accounts receivable, net	5,830	1,649
Amounts due from Group companies	476,689	822,281
Amounts due from related parties	1,114	728
Prepayments and other current assets	77,838	91,773
Total current assets	1,213,625	1,344,280

Non-current assets
Investments	355,261	400,654
Property and equipment, net	221,614	292,032
Land use rights, net	330,005	316,070
Intangible assets, net	49,016	40,436
Right of use asset, net	3,887	6,706
Other non-current assets	7,377	11,375
Total non-current assets	967,160	1,067,273

Total assets	2,180,785	2,411,553

Liabilities
Current liabilities
Accounts payable	29,586	46,833
Deferred revenue	14,328	8,873
Advances from customers	230	52
Income taxes payable	25,354	21,487
Accrued liabilities and other current liabilities	85,302	69,303
Amounts due to Group companies	67,698	285,047
Amounts due to related parties	128	3,541
Lease liabilities due within one year	2,232	2,447
Short-term loans	15,014	52,119
Total current liabilities	239,872	489,702

Non-current liabilities
Lease liabilities	1,723	4,370
Deferred revenue	5,752	2,667
Deferred tax liabilities	12,253	10,440
Other non-current liabilities	436	-
Total non-current liabilities	20,164	17,477

Total liabilities	260,036	507,179

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Net revenues from Group companies	109,618	54,587	54,280
Net revenues from third parties	447,471	478,656	301,405
Total cost and operating expenses	(701,686)	(547,931)	(354,306)
Other items of the consolidated statements of comprehensive income	22,305	52,054	21,589
Net (loss) income from continuing operations	(122,292)	37,366	22,968

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Net cash provided by (used in) operating activities with Group companies	77,319	(47,155)	(31,888)
Net cash provided by operating activities with third parties	153,715	95,059	58,965
Net cash provided by operating activities	231,034	47,904	27,077

Net cash used in investing activities with Group companies	(35,559)	(194,107)	(129,111)
Net cash provided by (used in) investing activities with third parties	170,112	(42,399)	(82,360)
Net cash provided by (used in) investing activities	134,553	(236,506)	(211,471)

Net cash provided by financing activities with Group companies	5,378	32,753	517
Net cash (used in) provided by financing activities with third parties	(97,198)	754	(2,831)
Net cash (used in) provided by financing activities	(91,820)	33,507	(2,314)